Taxes - Schedule of Significant Components of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Net operating loss carry forwards	$ 8,403,413	$ 6,893,492
Provision for expected credit loss	2,150,488	1,996,852
Finance lease liabilities	50,429	334,895
Impairment on inventory	1,435,636	1,204,730
Impairment of intangible assets	423,172	458,576
Impairment of long-term investment	609,090	583,539
Deferred tax assets, gross	13,072,228	11,472,084
Less: valuation allowance	(12,768,325)	(10,693,306)	$ (10,605,326)	$ (3,936,504)
Total deferred tax assets, net	303,903	778,778
Deferred tax liabilities
Finance lease right-of-use assets	303,903	778,778
Assets acquired in the asset acquisition	197,392	189,551
Total deferred tax liabilities	501,295	968,329
Deferred tax assets, net
Deferred tax liabilities, net	$ 197,392	$ 189,551